INTANGIBLE ASSETS - Goodwill (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in goodwill
Goodwill at beginning of period	$ 0	$ 0
Impairment losses	0
Goodwill at end of period	1,835,000	0	$ 0
Marine Exhaust
Reconciliation of changes in goodwill
Additions from business combinations	1,800,000
Cost
Reconciliation of changes in goodwill
Goodwill at beginning of period	11,400,000	11,400,000	11,400,000
Additions from business combinations	1,800,000	0	0
Goodwill at end of period	13,200,000	11,400,000	11,400,000
Accumulated impairment
Reconciliation of changes in goodwill
Goodwill at beginning of period	(11,400,000)	(11,400,000)	(11,400,000)
Impairment losses	0	0	0
Goodwill at end of period	$ (11,400,000)	$ (11,400,000)	$ (11,400,000)